Columbia Variable Portfolio – Emerging Markets Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Brazil 10.0%
Banco BTG Pactual SA	316,636	2,306,239
Banco do Brasil SA	67,274	760,276
Equatorial Energia SA	102,117	665,795
Itaú Unibanco Holding SA, ADR	511,958	3,547,869
Localiza Rent a Car SA	190,364	2,086,815
MercadoLibre, Inc.(a)	2,354	3,559,154
NU Holdings Ltd., Class A(a)	120,705	1,440,011
Petroleo Brasileiro SA, ADR	174,740	2,657,795
PRIO SA	284,169	2,752,508
Sendas Distribuidora S/A	446,906	1,320,562
TOTVS SA	229,716	1,304,903
WEG SA	332,988	2,543,520
Total		24,945,447
China 16.9%
Baidu, Inc. Class A(a)	161,700	2,128,719
BYD Co., Ltd., Class H	147,000	3,763,943
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Resources Land Ltd.	414,000	1,313,387
Eastroc Beverage Group Co., Ltd., Class A	128,700	3,353,613
Full Truck Alliance Co., Ltd., ADR(a)	122,725	892,211
Fuyao Glass Industry Group Co., Ltd., Class A	190,300	1,130,916
Kuaishou Technology(a)	318,100	2,002,313
Kweichow Moutai Co., Ltd., Class A	6,900	1,626,474
Medlive Technology Co., Ltd.	216,754	209,386
NetEase, Inc.	82,640	1,712,437
New Horizon Health Ltd.(a),(b),(c)	272,000	495,215
PDD Holdings, Inc., ADR(a)	40,498	4,707,893
PetroChina Co., Ltd., Class H	3,172,000	2,720,378
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	37,200	1,441,547
Tencent Holdings Ltd.	245,501	9,562,250
Trip.com Group Ltd., ADR(a)	63,200	2,773,848
Wuliangye Yibin Co., Ltd., Class A	58,900	1,249,037
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	407,800	1,355,703
Total		42,439,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 5.0%
Eurobank Ergasias Services and Holdings SA(a)	714,561	1,373,751
JUMBO SA	80,365	2,314,938
Mytilineos SA	30,314	1,169,504
National Bank of Greece SA(a)	419,213	3,281,656
OPAP SA	105,835	1,904,524
Piraeus Financial Holdings SA(a)	571,324	2,387,064
Total		12,431,437
Hong Kong 2.7%
AIA Group Ltd.	409,000	2,751,169
Sands China Ltd.(a)	943,200	2,660,992
Techtronic Industries Co., Ltd.	103,503	1,406,385
Total		6,818,546
India 18.3%
360 ONE WAM Ltd.	118,386	961,968
APL Apollo Tubes Ltd.	124,907	2,247,590
Astral Ltd.	59,009	1,411,316
AU Small Finance Bank Ltd.	182,470	1,241,420
Bajaj Finance Ltd.	40,243	3,513,971
Cholamandalam Investment and Finance Co., Ltd.	160,577	2,236,066
CreditAccess Grameen Ltd.(a)	42,533	736,986
Eicher Motors Ltd.	14,843	716,936
HDFC Bank Ltd., ADR	31,069	1,738,932
ICICI Bank Ltd., ADR	218,783	5,778,059
IndusInd Bank Ltd.	229,305	4,286,979
Larsen & Toubro Ltd.	114,995	5,201,142
MakeMyTrip, Ltd.(a)	12,029	854,661
Max Healthcare Institute Ltd.	277,416	2,735,979
NTPC Ltd.	486,450	1,965,881
Persistent Systems Ltd.(a)	23,804	1,137,235
Phoenix Mills Ltd. (The)	57,357	1,913,768
Polycab India Ltd.	27,646	1,683,577
REC Ltd.	179,353	973,517
Reliance Industries Ltd.	56,801	2,031,101
Varun Beverages Ltd.	93,344	1,568,789
WNS Holdings Ltd.(a)	18,740	946,932
Total		45,882,805

Columbia Variable Portfolio – Emerging Markets Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 6.5%
Bank Negara Indonesia Persero Tbk PT	4,749,200	1,767,970
PT Bank Central Asia Tbk	9,634,700	6,127,071
PT Bank Rakyat Indonesia Persero Tbk	19,302,039	7,380,616
PT Sumber Alfaria Trijaya Tbk	5,844,000	1,073,033
Total		16,348,690
Jersey 0.1%
Arcadium Lithium PLC(a)	66,027	284,576
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR	12,459	1,602,726
Mexico 5.1%
Arca Continental SAB de CV	130,300	1,422,174
Banco del Bajio SA	196,918	767,559
BBB Foods, Inc., Class A(a)	42,192	1,003,326
Corporación Inmobiliaria Vesta SAB de CV	151,365	590,637
Gruma SAB de CV, Class B	46,396	867,052
Grupo Aeroportuario del Centro Norte SAB de CV	121,426	1,193,553
Grupo Aeroportuario del Pacifico SAB de CV	62,404	1,002,286
Grupo Financiero Banorte SAB de CV, Class O	451,559	4,790,608
Qualitas Controladora SAB de CV	100,217	1,166,169
Total		12,803,364
Philippines 1.2%
BDO Unibank, Inc.	1,136,560	3,123,695
Poland 1.1%
Dino Polska SA(a)	27,447	2,662,696
Russian Federation 0.3%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
Fix Price Group PLC, GDR(b),(c),(d),(e)	502,952	678,985
Total		678,985
Saudi Arabia 0.4%
Nahdi Medical Co.	24,707	974,620
South Africa 2.0%
Capitec Bank Holdings Ltd.	16,405	1,814,399
Clicks Group Ltd.	91,850	1,435,993
Shoprite Holdings Ltd.	131,541	1,718,506
Total		4,968,898
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 10.2%
Coupang, Inc., Class A(a)	58,911	1,048,027
Samsung Biologics Co., Ltd.(a)	2,689	1,664,291
Samsung Electro-Mechanics Co., Ltd.	18,573	2,069,410
Samsung Electronics Co., Ltd.	230,508	13,852,957
SK Hynix, Inc.	51,766	6,857,721
Total		25,492,406
Taiwan 16.1%
Accton Technology Corp.	62,672	898,122
Alchip Technologies Ltd.	12,000	1,187,477
ASMedia Technology, Inc.	22,000	1,586,625
ASPEED Technology, Inc.	27,000	2,813,943
Chailease Holding Co., Ltd.	115,668	619,803
Chroma ATE, Inc.	98,000	773,812
eMemory Technology, Inc.	17,000	1,276,410
MediaTek, Inc.	89,000	3,224,853
Parade Technologies Ltd.	14,000	402,940
Taiwan Semiconductor Manufacturing Co., Ltd.	978,838	23,449,253
Unimicron Technology Corp.	132,000	784,765
Wiwynn Corp.	49,000	3,355,339
Total		40,373,342
United States 1.5%
Freeport-McMoRan, Inc.	12,819	602,750
Globant SA(a)	5,530	1,116,507
Samsonite International SA(a)	508,200	1,925,504
Total		3,644,761
Total Common Stocks (Cost $207,838,526)		245,476,265

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
South Korea 1.6%
Samsung Electronics Co., Ltd.	80,792	4,032,506
Total Preferred Stocks (Cost $2,092,325)		4,032,506
Columbia Variable Portfolio – Emerging Markets Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2024 (Unaudited)

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(f),(g)	1,410,894	1,410,612
Total Money Market Funds (Cost $1,410,548)		1,410,612
Total Investments in Securities (Cost $211,341,399)		250,919,383
Other Assets & Liabilities, Net		(371,911)
Net Assets		$250,547,472
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $1,174,201, which represents 0.47% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $678,985, which represents 0.27% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017 - 09/21/2020	911,435	1,345,538	—
Fix Price Group PLC, GDR	03/05/2021 - 03/08/2021	502,952	4,907,336	678,985
			6,252,874	678,985

(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $678,985, which represents 0.27% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	4,080,033	13,547,048	(16,216,125)	(344)	1,410,612	431	28,213	1,410,894
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Emerging Markets Fund  | First Quarter Report 2024

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